SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT
                      PolarisAmerica Variable Annuity
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Effective on April 24, 2020, all references in the prospectus to the
"Columbia VP-Asset Allocation Fund" are removed due to the liquidation of the fund on or about April 24, 2020.

Effective on April 30, 2020, the following is added to the INVESTMENT OPTIONS section in the prospectus and the below Underlying Fund is available for investment:

GOLDMAN SACHS VARIABLE INSURANCE TRUST - CLASS INSTITUTIONAL SHARES
Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").
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Underlying Fund     Managed by             Trust                Asset Class
------------------  -------------------    ---------------      ---------------
Goldman Sachs VIT   Goldman Sachs Asset    GST                  Cash
Government Money    Management, L.P.
Market Fund
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Dated: April 24, 2020


                Please keep this supplement with your prospectus